EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 13 – EARNINGS PER SHARE
Basic and diluted earnings per share are computed using the
two-class
method, which is an earnings allocation method that determines earnings per share for Common Shares and participating securities. The undistributed earnings are allocated between Common Shares and participating securities as if all earnings had been distributed during the period. Participating securities and Common Shares have equal rights to undistributed earnings. Basic earnings per share is calculated by dividing net earnings, less earnings available to participating securities, by the basic weighted average Common Shares outstanding. Diluted earnings per share is calculated by dividing attributable net earnings by the weighted average number of Common Shares plus the effect of potential dilutive Common Shares outstanding during the period using the treasury stock method. In calculating diluted net income (loss) per share, the numerator and denominator are adjusted, if dilutive, for the change in fair value of the warrant liability and the number of potentially dilutive Common Shares assumed to be outstanding during the period using the treasury stock method. No adjustments are made when the warrants are out of the money
.
For the years ended December 31, 2019, 2018 and for the period from February 7, 2017 to December 31, 2017, the warrants were out of the money and no adjustment was made to exclude the gain recognized by TIP Inc. for the change in fair value of the warrant liability. There was an insignificant impact of the change in the warrant liability for the year ended December 31, 2019, and a gain of $6.4 million and $9.1 million resulted from the change in fair value of the warrant liability for the year ended December 31, 2018 and period from February 7, 2017 through December 31, 2017, respectively. For the year ended December 31, 2019, the Class C units were anti-dilutive. For the year ended December 31, 2018 and period from February 7, 2017 through December 31, 2017, the gains resulting from the change in fair value of the warrant liability reduced the net loss attributable to TIP Inc. along with the resulting basic loss per share and, therefore, resulted in the Class C Units being dilutive when included as if redeemed for those periods.
The components of basic and diluted earnings per share were as follows:

	Years Ended December 31,		Period February 7, 2017 through December 31, 2017
	2019	2018
(in thousands, except per share amounts)
Basic EPS:
Numerator:
Net income (loss) attributable to TIP Inc.	$2,878	$(20,205)	$(15,337)
Denominator:
Basic weighted average Common Shares outstanding	56,629,405	53,678,914	44,692,369
Net income (loss) per share:
Basic	$0.05	$(0.38)	$(0.34)
Diluted EPS:
Numerator:
Net income (loss) attributable to TIP Inc.	$2,878	$(20,205)	$(15,337)
Add back: Net loss attributable to Class C Units – Redeemable for Common Shares	—	(11,996)	(18,444)

Net income (loss) attributable to TIP Inc. and Class C Units	$2,878	$(32,201)	$(33,781)
Denominator:
Basic weighted average Common Shares outstanding	56,629,405	53,678,914	44,692,369
Effect of dilutive securities:
Unvested RSUs	157,940	—	—
Weighted average Class C Units – Redeemable for Common Shares	—	28,514,587	37,058,289

Diluted weighted average Common Shares outstanding	56,787,345	82,193,501	81,750,658
Net income (loss) per share:
Diluted	$0.05	$(0.39)	$(0.41)

The following table indicates the weighted average dilutive effect of Common Shares that may be issued in the future. These Common Shares were not included in the computation of diluted earnings per share for the year ended December 31, 2019 and 2018, and the period from February 7, 2017 through December 31, 2017, because the effect was either anti-dilutive or the conditions for vesting were not met:

	Years Ended December 31,		Period February 7, 2017 through December 31, 2017
	2019	2018
Class C Units	26,439,817	—	—
Warrants	13,402,685	13,402,685	13,402,685
Forfeitable Founders shares	1,675,336	1,675,336	1,675,336
Unvested RSUs	1,074,144	1,674,684	704,360
Unvested Class C Units	96,065	144,098	192,130

Common Shares excluded from calculation of diluted net income (loss) per share	42,688,047	16,896,803	15,974,511